BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION
BASIS OF PREPARATION

2.BASIS OF PRESENTATION

The financial statements as of and for the years ended December 31, 2023 and 2022 have been prepared on a combined basis.

These combined financial statements have been prepared on a going concern basis in conformity with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The basis of preparation and presentation is aimed at providing users with the most relevant and useful financial information about the reporting entity and by considering the objectives of financial reporting as defined and contemplated by the IASB’s Conceptual Framework and IAS 1, Financial Statements Presentation.

The legal entities which comprise the combined financial statements and its certain investments in joint ventures accounted for using the equity method are as follows:

	Country of	Ownership Interest
Name	incorporation	12/31/2023	12/31/2022
Gebr. Schmid GmbH	Germany	100%	100%
SCHMID Systems, Inc.	USA	100%	100%
SCHMID Singapore Pte. Ltd.	Singapore	90%	90%
SCHMID Korea Co., Ltd	South Korea	100%	100%
SCHMID Asia Ltd.	Hong Kong	100%	100%
SCHMID Technology Guangdong Co., Ltd.	China	76%	76%
SCHMID China Ltd.	Hong Kong	100%	100%
SCHMID Shenzhen Ltd.	China	100%	100%
SCHMID (Kunshan) Co., Ltd.	China	100%	100%
SCHMID Taiwan Ltd.	Taiwan	86%	86%
SCHMID Automation (Zhuhai) Co., Ltd.	China	100%	100%
SCHMID Solar (Shenzhen) Ltd.	China	100%	100%
SCHMID Trading (Zhongshan) Co. Ltd.	China	100%	—%
Joint ventures
Advanced Energy Storage Systems Investment Company	Saudi Arabia	51%	51%
SCHMID Avaco Korea, Co. Ltd.	South Korea	50%	50%

SCHMID presents its combined financial statements in Euros which is the Company’s presentation currency.

All amounts are presented in thousands of Euros (“€ thousand”), unless otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

The combined financial statements of SCHMID were authorized for issuance by the management board on May 15, 2024.

Intra-reporting entity transactions and balances

Intra-SCHMID balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-SCHMID transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of SCHMID’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The legal entities comprising the reporting entity historically have been recognizing overhead costs in their books and records. There have not been any other corporate functions outside of these group of legal entities providing central services. As such no additional allocations of expenses were necessary during the preparation of these combined financial statements.

Foreign Currency

The combined financial statements are presented in Euro. The Company’s foreign entities identified that the local currency is their functional currency and therefore the financial statements of these entities are translated to Euro using year-end exchange rates for assets and liabilities, and average exchange rates for income and expenses. Adjustments resulting from translating foreign functional currency financial statements into Euro are recorded as a separate component in the combined statements of comprehensive income.

Monetary assets and liabilities that are denominated in currencies other than the respective functional currencies are remeasured at the foreign currency rates as of the reporting date. Foreign currency transaction gains and losses from the remeasurement are included in other income and other expenses, as appropriate, in the combined statements of profit and loss for the period.